Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Components of operating lease expense
Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2023	2024
Operating lease expense	$2,383	$2,032
Short-term lease expense	307	238

Total operating lease expense	$2,690	$2,270

Cash paid for amounts included in the measurement of lease liabilities
Supplemental cash flow information related to leases are as follows (in thousands):

	Year ended December 31,
	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,314	$1,810

Right-of-use assets obtained in exchange for lease liabilities

	Year ended December 31,
	2023	2024
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$3,114	$1,712

Supplemental balance sheet information related to operating leases
The following table presents supplemental balance sheet information related to the operating leases (in thousands):

	Year ended December 31,
Assets:	2023	2024
Operating lease right-of-use asset s	$3,348	$3,238

Liabilities:
Current lease liabilitie s	1,187	1,723
Non-current lease liabilitie s	2,130	1,659

Total operating lease liabilitie s	$3,317	$3,382

Maturities of lease liabilities under operating leases
Maturities of lease liabilities under operating leases as of December 31, 2024 are as follows (in thousands):

2025	$1,849
2026	1,633
2027	79
2028	0
2029	0
Thereafter	0

Total future lease payments	3,561
Less: imputed interest	179

Total present value of lease liabilities	$3,382